Deferred share units (DSUs) (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfDeferredShareUnitsLineItems [Line Items]
DSU common shares	468,750
Compensation expense	$ (191)	$ 508
Equity-settled DSUs granted	137,361	97,072
Board Members [Member]
DisclosureOfDeferredShareUnitsLineItems [Line Items]
Equity-settled DSUs granted	73,993
Weighted average grant date value	$ 3.76